Interim Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)		1 Months Ended		6 Months Ended
		Jul. 31, 2024	May 31, 2024	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Lease expiration date				Sep. 01, 2026
Right-of-use assets	[1]			$ 84,233
Lease liabilities				84,233
Capital raise				$ 369,648
Capital preference shares
Convertible loan notes		$ 1,000,000
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise			8,000,000.0
Capital raise settled by cash advances			6,100,000
Conversion of loans			$ 1,900,000
Shares issued			5,086
Number of warrants issued			10,172
Payment to related party		1,000,000
Convertible loan notes		517,535
Rhino Ventures Limited [member] | Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued			151
Capital preference shares
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Convertible loan notes		$ 482,465

[1]	In April 2025, the Group entered into a new lease agreement in the UK which expires September 1, 2026.